Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

As of December 31, 2024 and 2025, supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Right-of-use assets, net	-	469	67
Operating lease liabilities - current	-	106	15
Operating lease liabilities - non-current	-	327	47
Total operating lease liabilities	-	433	62

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating lease as of December 31, 2025 were as follows:

December 31, 2025
Weighted-average remaining lease term (years):
Operating lease	9.33 years

Weighted average discount rate:
Operating leases	4.0%

Schedule of Lease Maturity
Twelve months ending December 31,	RMB	US$
2026	120	17
2027	38	5
2028	38	5
2029	38	5
2030	38	5
Thereafter	246	35
Total future minimum lease payments	518	72
Less: imputed interest	(85)	(10)
Present value of operating lease liabilities	433	62